Capital and Reserves (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)			SFr 0.40
Number (in shares)	4,125,949	35,516,785
Value (CHF)	SFr 1,650,380	SFr 710,336
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)	SFr 0.40	SFr 0.40
Number (in shares)	4,125,949
Value (CHF)	SFr 1,650,380
Ordinary shares nominal Value [member]
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)	SFr 0.02	SFr 0.02
Number (in shares)		35,516,785
Value (CHF)		SFr 710,336